Per share amounts	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Per share amounts

14. Per share amounts

The number of incremental shares included in diluted earnings per share is computed using the average volume-weighted market price of shares for the year. Obsidian Energy computes the dilutive impact of the equity instruments other than common shares assuming the proceeds received from the exercise of the in-the-money share options and restricted share units grants under the RPSU plan are used to purchase common shares at average market prices.

	Year ended December 31
	2024	2023
Net income (loss)	$(202.6)	$108.0

The weighted average number of shares used to calculate per share amounts was as follows:

	Year ended December 31
Average shares outstanding (millions)	2024	2023
Basic	76.0	80.9
Dilutive impact (1)	-	3.2
Diluted	76.0	84.1

(1)
Includes impact of stock options and RSUs.

For 2024, there were 0.7 million shares on a weighted average basis (2023 – 0.3 million) related to options outstanding under the Option Plan and RSUs outstanding under the RPSU plan that were considered anti-dilutive and/or not in the money and that have been excluded.